CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Net revenues	$ 0	$ 51,255
Cost of net revenues	0	45,924
Gross profit	0	5,331
Operating expenses:
Selling and marketing (includes stock-based expense of $65,000 and $0 in 2015 and 2014, respectively)	102,915	31,620
General and administrative (includes stock-based expense of $0 and $12,500 in 2015 and 2014, respectively)	1,036,108	674,157
Total operating expenses	1,139,023	705,777
Operating loss	(1,139,023)	(700,446)
Other income (expense):
Interest expense	(104,799)	(159,868)
Interest income	13	0
Gain on extinguishment of debt	333,823	1,051,734
Total other income (expense)	229,037	891,866
Income (loss) before income taxes	(909,986)	191,420
Provision for income taxes	800	800
Net income (loss)	$ (910,786)	$ 190,620
Basic net income (loss) per common share	$ (0.02)	$ 0.01
Diluted net income (loss) per common share	$ (.02)	$ 0.01
Weighted average number of common shares used in basic per share calculations	45,004,313	37,609,063
Weighted average number of common shares used in diluted per share calculations	45,004,313	38,955,254